Other current and non-current assets (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Other Current and Non-current Assets

The components of other current and non-current assets as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Current:
Consumption taxes receivable	4,682	4,966
Prepaid expenses	3,806	3,100
Advance payments	764	736
Others	3,076	6,503

Total	12,328	15,305

Non-current:
Prepaid expenses	5,342	4,631
Others	1,852	1,981

Total	7,194	6,612